DISPOSITION OF AIRCARD BUSINESS Narrative (Details) (USD $)	0 Months Ended
	Apr. 02, 2013	Dec. 31, 2014	Dec. 31, 2013	Apr. 03, 2014
Disposition of AirCard business
Proceeds from Aircard sale held in escrow		$ 0	$ 13,800,000
Air Card Business [Member]
Disposition of AirCard business
Consideration for sale of business in cash plus assumed liabilities	136,607,000
Transaction costs	(2,849,000)
Tax gain on disposal	70,182,000
Proceeds from Aircard sale held in escrow	13,800,000			13,800,000
Net Cash Proceeds Less Taxes, Transaction Costs and Indemnification Costs	127,800,000
Deferred income tax assets	$ 14,386,000